Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

January 29, 2013

VIA EDGAR

Office of Filings, Information & Consumer Services

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Form N-1A Filing for Eaton Vance Special Investment Trust (the “Registrant”)

on behalf of Eaton Vance Bond Fund (the “New Fund”)

Post-Effective Amendment No. 125 (1933 Act File No. 002-27962)

Amendment No. 112 (1940 Act File No. 811-01545) (the “Amendment”)

Dear Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Filing filed with the Securities and Exchange Commission (the “Commission”) on November 13, 2012 (Accession No. 00000940394-12-001104) under Rule 485(a) (the “Filing”).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Valerie Lithotomos, of the Staff of the Division of Investment Management of the Commission, to the undersigned via telephone on January 3, 2013 and making certain other non-material changes as marked thereon.  The comments and the responses thereto are as follows:

Prospectus

     Fee and Expenses of the Fund

1.

Confirm there is not a Rule 12b-1 Plan for Class I shares of the Fund.

Response:  Class I shares of the Fund do not have a Rule 12b-1 Plan.

2.

  Confirm that expenses that have been reimbursed pursuant to the expense reimbursement agreement may only be recouped in the year such fees were reimbursed to the Fund.

Response:  As noted in the footnote and in the Expense Waivers/Reimbursements Agreement filed as Exhibit(h)(3) to Pre-Effective Amendment No. 1 of Eaton Vance Series Fund, Inc. on October 24, 2012 (Accession No. 0000940394-12-0001034), expenses that are reimbursed to the Fund pursuant to the expense reimbursement agreement may only be recouped in the year that such expenses were reimbursed.

3.

Confirm that acquired fund fees and expenses will be included in the Fund’s fee table.

Response:  Disclosure has been included that the Fund will operate as a fund-of-funds.  To the extent that acquired fund fees and expenses exceed 0.01% of the Fund’s average net assets, the applicable subcaption will be included in the Fund’s fee table.

Principal Investment Strategies

4.

   For purposes of Rule 35d-1, the Fund has adopted an 80% policy to invest 80% of its net assets in bonds and other income instruments.  The policy should reference “fixed” income instruments.

Response: The disclosure has been revised to state that bonds and other income instruments include fixed income securities.

5.

   Indicate that the Fund’s 80% policy includes net assets plus borrowings for investment purposes.

Response: The requested disclosure is included in “General” under “Investment Objective & Principal Policies and Risks” in the Fund’s prospectus, which states that, for the purpose of the Fund’s 80% policy, net assets include any assets purchased with borrowings for investment purposes.

6.

Confirm that derivatives will be used as a principal investment strategy.

Response:  The Fund confirms that derivatives are expected to be a principal investment strategy.  Disclosure has been revised to state that the Fund expects to principally use futures contracts and options thereon, forwards and credit default swaps to manage interest rate and credit risk or otherwise for investment purposes.

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7.

Consider separating “Foreign and Emerging Market Investment Risk” into two separate risk factors.

Response:  “Foreign and Emerging Market Investment Risk” is a standard risk disclosure for the certain funds within the Eaton Vance complex of funds.  Revising it as indicated above would create inconsistency in the prospectuses of those other funds.  Furthermore, due to similarities in the risks associated with foreign and emerging market investing, we believe it is more appropriate to describe these risks together.  The requested change has not been made.

8.

   Revise “CMBS Risk” to clarify that it relates to commercial mortgage-backed securities and not to CMBS Portfolio.

Response:  The risk has been renamed to “Commercial Mortgage-Backed Securities Risk” with the defined term of “CMBS” included in the risk disclosure.

9.

  Explain in response how the Fund’s 80% and 35% policies intersect.

Response: The Fund’s 80% and 35% policies are two separate tests but are not mutually exclusive; that is, a junk bond, for example, may be counted toward the Fund’s policy of investing 80% of its net assets in bonds and other income instruments, and also toward the Fund’s policy of investing not more than 35% of its net assets in securities rated below investment grade (as defined in the prospectus).

      General Comment

10.

   Clarify throughout which Portfolio (i.e., CMBS Portfolio or Floating Rate Portfolio) is being referenced.

Response:  Disclosure concerning Eaton Vance portfolios has been standardized for fund-of-funds within the Eaton Vance complex of funds.  Revisions to such disclosure would create inconsistency in the prospectuses of those other funds.  Furthermore, portfolio-specific disclosure is included in the Fund’s prospectus under “Further Information about the Portfolios.”  Other than incorporating and defining Bond Portfolio, an additional investment option for the Fund, no additional changes have been made.

Statement of Additional Information

      Investment Restrictions

11.

  Add “or group of industries” after “in any particular industry” in the Fund’s investment restriction #6.

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Response:  The requested change has been made.

Tandy Representation:

The Portfolio is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Portfolio recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, does not foreclose the Commission from taking any action with respect to the filings.  Lastly, the Portfolio acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws.

Please contact the undersigned at (617) 672-8064 if you have any questions concerning the foregoing.

Very truly yours,

/s/ Velvet R. Regan

Velvet R. Regan, Esq.

Vice President

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